Income Tax (Details) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 22, 2017	Mar. 31, 2022	Mar. 31, 2021
Income Tax (Details) [Line Items]
Deferred tax rate percent		25.17%	25.17%
Reduced tax rate percentage	35.00%
Flat rate percentage	21.00%
Income tax description	.L. 115-97, a non-US corporation engaged in a US trade or business was taxed at a 35% US CIT rate on income from US sources effectively connected with that business (i.e. effectively connected income or ECI). However, as noted above, P.L. 115-97 significantly revised the federal tax regime. P.L. 115-97 permanently reduced the 35% CIT rate on ECI to a 21% flat rate for tax years beginning after 31 December 2017. Certain US-source income (e.g. interest, dividends, and royalties) not effectively connected with a non-US corporation’s business continues to be taxed on a gross basis at 30%.
Annual gross receipts (in Dollars)		$ 7,500,000
Tax rate percentage		20.00%
Exemption amount (in Dollars)		$ 40,000
Bottom of range [Member]
Income Tax (Details) [Line Items]
Corproate income tax rates percentage		1.00%
Top of range [Member]
Income Tax (Details) [Line Items]
Corproate income tax rates percentage		12.00%